Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of shares upon exercise
Outstanding at beginning of year	2,578,328	1,216,262
Granted	771,083
Exercised	(528,984)
Forfeited	51,423
Outstanding at end of year	2,769,004	2,578,328
Exercisable at end of year	1,092,935
Vested and Expected to vest	2,581,392
Weighted average exercise price
Outstanding at beginning of year	$ 1.47	$ 0.80
Granted	12.91
Exercised	0.82
Forfeited	4.29
Outstanding at end of year	4.74	$ 1.47
Exercisable at end of year	1.43
Vested and Expected to vest	$ 4.41
Weighted- average remaining contractual term (in years)
Outstanding at beginning of year	5 years 7 months 10 days
Granted	9 years 1 month 17 days
Exercised	2 years 5 months 19 days
Forfeited	6 years 6 months 26 days
Outstanding at end of year	7 years 2 months 9 days
Exercisable at end of year	5 years
Vested and expected to vest	7 years 26 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 21,909	$ 3,988
Granted	174
Exercised	$ 5,281
Forfeited
Outstanding at end of year	$ 18,580	$ 21,909
Exercisable at end of year	10,254
Vested and expected to vest	$ 17,931